Note 8 - Stock-based Compensation - Fair Value Assumptions (Details) - Share-Based Payment Arrangement, Option [Member]	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Statement [Line Items]
Expected term (in years) (Year)		10 years
Minimum [Member]
Statement [Line Items]
Expected term (in years) (Year)	5 years 6 months
Risk-free interest rate	1.70%	1.30%
Expected volatility	121.40%	122.60%
Dividend yield	0.00%	0.00%
Maximum [Member]
Statement [Line Items]
Expected term (in years) (Year)	5 years 8 months 12 days
Risk-free interest rate	3.90%	1.70%
Expected volatility	137.10%	125.80%
Dividend yield	0.00%	0.00%